Submission	Sep. 03, 2026
Submission [Line Items]
Central Index Key	0001811216
Registrant Name	Baosheng Media Group Holdings Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES